Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Hedges, Tax	$ 18,000,000	$ 14,000,000	$ 4,000,000
Securities Available for Sale, Tax	1,000,000	4,000,000	6,000,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Tax			8,000,000
Amortization of Pension and OPEB Deferred Costs, Tax	13,000,000	12,000,000	13,000,000
Pension and OPEB Funded Status, Tax	41,000,000	25,000,000	12,000,000
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	123,000	3,843,000	970,000
Amortization of Pension and OPEB Deferred Costs, Tax	1,674,000	2,247,000	2,642,000
Pension and OPEB Funded Status, Tax	7,215,000	4,888,000	3,697,000
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	3,553,000	652,000	462,000
Amortization of Pension and OPEB Deferred Costs, Tax	510,000	470,000	445,000
Pension and OPEB Funded Status, Tax	906,000	685,000	13,000
Ohio Power Co [Member]
Cash Flow Hedges, Tax	1,477,000	529,000	3,365,000
Amortization of Pension and OPEB Deferred Costs, Tax	5,894,000	5,128,000	4,614,000
Pension and OPEB Funded Status, Tax	13,876,000	10,901,000	870,000
Public Service Co Of Oklahoma [Member]
Cash Flow Hedges, Tax	724,000	4,896,000	57,000
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	6,103,000	401,000	533,000
Reapplication of Regulated Operations Accounting Guidance for Pensions, Tax	0	0	8,223,000
Amortization of Pension and OPEB Deferred Costs, Tax	275,000	505,000	928,000
Pension and OPEB Funded Status, Tax	$ 1,885,000	$ 636,000	$ 617,000